Document and Entity Information	Aug. 24, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 24, 2021
Entity File Number	0-49731
Entity Registrant Name	Severn Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	52-1726127
Entity Address State Or Province	MD
Entity Address, Address Line One	200 Westgate Circle
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Annapolis
Entity Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	260-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SVBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000868271
Amendment Flag	false